NOTE 13 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
NOTE 13 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2020	December 31, 2019
	$	$
Trade payables and accrued liabilities	1,920,840	1,337,253
Payroll liabilities	1,521,885	537,737
	3,442,725	1,874,990

Included in trade accounts payable and accrued liabilities is $157,055 due to the CEO in connection with expenses incurred in the normal course of business and deferred payroll and $53,914 due to significant shareholders in connection with the acquisition of Sun Valley.